Finance Receivables And Loans, Net Finance Receivables and Loans, Net (Troubled Debt Restructurings) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	17,428	17,913
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 348	$ 362
Financing Receivable, Modifications, Post-Modification Recorded Investment	305	$ 332
Financing Receivable, Modifications, Recorded Investment	625
Total TDR movement during the period	$ (56)
Consumer Portfolio Segment [Member] | Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	17,426	17,907
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 324	$ 291
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 281	$ 261
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	17,222	17,511
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 278	$ 211
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 237	$ 187
Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	204	396
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 46	$ 80
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 44	$ 74
Consumer Portfolio Segment [Member] | Mortgage Finance [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	7	2
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 4	$ 1
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 4	$ 1
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	197	394
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 42	$ 79
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 40	$ 73
Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	2	6
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 24	$ 71
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 24	$ 71
Commercial Portfolio Segment [Member] | Commercial And Industrial Automobile [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	0	3
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 0	$ 23
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 0	$ 23
Commercial Portfolio Segment [Member] | Commercial And Industrial Other [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	1	3
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 21	$ 48
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 21	$ 48
Commercial Portfolio Segment [Member] | Commercial Real Estate Automobile [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	1	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 3	$ 0
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 3	$ 0